Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition

4. Revenue Recognition

The following table summarizes the Company’s net revenue by primary product for the periods presented:

	13-Weeks Ended		39-Weeks Ended
	September 27, 2020	September 29, 2019	September 27, 2020	September 29, 2019
Net Revenue:
Eggs	$49,299	$30,995	$147,738	$91,146
Butter	4,068	3,087	12,549	8,166
Net Revenue	$53,367	$34,082	$160,287	$99,312

Net revenue is primarily generated from the sale of eggs and butter. Historically, the Company’s product offering was comprised of pasture-raised shell eggs, pasture-raised hard-boiled eggs and pasture-raised butter.  In 2019, the Company added both liquid whole eggs and clarified butter (“ghee”) to its product offerings. In August 2020, the Company added egg bites to its product offering.

During the 13-week periods ended September 27, 2020 and September 29, 2019, net revenue generated from eggs included net revenue from pasture-raised shell eggs of $47,820 and $30,059, respectively, net revenue generated from liquid whole eggs of $636 and $198, respectively, net revenue generated from pasture-raised hard boiled eggs of $386 and $738, respectively, and net revenue from egg bites of $457 and $0, respectively. During the 13-week periods ended September 27, 2020 and September 29, 2019, net revenue generated from butter included net revenue from pasture-raised butter of $3,653 and $2,717, respectively, and net revenue generated from ghee of $415 and $370, respectively.

During the 39-week periods ended September 27, 2020 and September 29, 2019, net revenue generated from eggs included net revenue from pasture-raised shell eggs of $143,397 and $89,264, respectively, net revenue generated from liquid whole eggs of $2,814 and $374, respectively, net revenue generated from pasture-raised hard boiled eggs of $1,070 and $1,508, respectively and net revenue generated from egg bites of $457 and $0, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, net revenue generated from butter included net revenue from pasture-raised butter of $11,589 and $7,697, respectively, and net revenue generated from ghee of $960 and $469, respectively.

The 39-week period ended September 27, 2020 includes $624 revenue resulting from reduction of a sales promotion incentive settled in Q2 2020 that related to a prior year’s gross sales.

As of September 27, 2020 and December 29, 2019, the Company had customers that individually represented 10% or more of the Company’s accounts receivable, net and during the 13-week periods and 39-week periods ended September 27, 2020 and September 29, 2019, the Company had customers that individually exceeded 10% or more of the Company’s net revenue. The percentage of net revenue from these significant customers during the 13-week periods and 39-week periods ended September 27, 2020 and September 29, 2019, and accounts receivable, net due from these significant customers as of September 27, 2020 and December 29, 2019, are as follows:

	Net Revenue for the 13-Weeks Ended September 27, 2020	Net Revenue for the 13-Weeks Ended September 29, 2019	Net Revenue for the 39-Weeks Ended September 27, 2020	Net Revenue for the 39-Weeks Ended September 29, 2019
Customer A	*	33%	18%	35%
Customer B	24%	*	16%	*
Customer C	13%	16%	14%	14%
Customer D	13%	10%	12%	11%

*Revenue was less than 10%.

	Accounts Receivable, Net as of September 27, 2020	Accounts Receivable, Net as of December 29, 2019
Customer A	*	25%
Customer B	30%	21%
Customer C	14%	*
Customer D	*	*

*Accounts receivable was less than 10%.

5. Revenue Recognition

The reported results for the years ending December 31, 2017 and December 30, 2018 reflects the application under the guidance of Topic 605, while the year ended December 29, 2019 reflect the application of Topic 606 guidance.

The following table summarizes the Company’s net revenue by primary product:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Net Revenue:
Eggs	$69,629	$98,967	$128,579
Butter	4,371	7,746	12,154

Net Revenue	$74,000	$106,713	$140,733

Net revenue is primarily generated from the sale of eggs and butter. Historically, the Company’s product offering was comprised of pasture-raised shell eggs and pasture-raised butter. In 2018, the Company added pasture-raised hard boiled eggs to its product offering, and in 2019, the Company launched both clarified butter (“ghee”) and liquid whole eggs.

For the years ended December 31, 2017, December 30, 2018 and December 29, 2019, net revenue generated from eggs included net revenue from pasture-raised shell eggs of $69,629, $98,269 and $126,185, respectively, net revenue generated from liquid whole eggs of $0, $0 and $239, respectively, and net revenue generated from hard boiled eggs of $0, $698 and $2,155, respectively.

For the years ended December 31, 2017, December 30, 2018 and December 29, 2019, net revenue generated from butter included revenue from pasture-raised butter of $4,371, $7,746 and $11,508, respectively, and net revenue generated from ghee was $0, $0 and $646, respectively.